Quarterly Holdings Report
for
Fidelity® 500 Index Fund
May 31, 2023
UEI-NPRT1-0723
1.816023.118
Common Stocks - 99.8%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 8.7%
Diversified Telecommunication Services - 0.7%
AT&T, Inc. (a)	79,793,403	1,255,150
Verizon Communications, Inc.	47,015,006	1,675,145
		2,930,295
Entertainment - 1.4%
Activision Blizzard, Inc.	7,972,497	639,394
Electronic Arts, Inc.	2,916,317	373,289
Live Nation Entertainment, Inc. (a)(b)	1,595,808	127,569
Netflix, Inc. (a)(b)	4,985,375	1,970,370
Take-Two Interactive Software, Inc. (b)	1,774,916	244,459
The Walt Disney Co. (a)(b)	20,449,935	1,798,776
Warner Bros Discovery, Inc. (a)(b)	24,737,741	279,042
		5,432,899
Interactive Media & Services - 5.6%
Alphabet, Inc.:
Class A (b)	66,673,748	8,192,203
Class C (a)(b)	58,122,774	7,170,607
Match Group, Inc. (b)	3,126,654	107,870
Meta Platforms, Inc. Class A (b)	24,915,993	6,595,762
		22,066,442
Media - 0.8%
Charter Communications, Inc. Class A (a)(b)	1,179,092	384,561
Comcast Corp. Class A	47,090,328	1,853,004
DISH Network Corp. Class A (a)(b)	2,813,676	18,092
Fox Corp.:
Class A (a)	3,310,012	103,272
Class B	1,557,781	45,503
Interpublic Group of Companies, Inc.	4,349,292	161,750
News Corp.:
Class A (a)	4,260,410	78,008
Class B (a)	1,339,377	24,752
Omnicom Group, Inc.	2,269,243	200,125
Paramount Global Class B (a)	5,653,494	85,990
		2,955,057
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)(b)	6,630,427	910,026
TOTAL COMMUNICATION SERVICES		34,294,719
CONSUMER DISCRETIONARY - 10.1%
Automobile Components - 0.1%
Aptiv PLC (b)	3,033,112	267,157
BorgWarner, Inc.	2,620,949	116,187
		383,344
Automobiles - 1.8%
Ford Motor Co.	43,829,631	525,956
General Motors Co.	15,612,068	505,987
Tesla, Inc. (a)(b)	30,107,092	6,139,739
		7,171,682
Broadline Retail - 3.2%
Amazon.com, Inc. (b)	99,799,024	12,033,766
eBay, Inc.	6,074,721	258,419
Etsy, Inc. (a)(b)	1,406,998	114,037
		12,406,222
Distributors - 0.1%
Genuine Parts Co.	1,577,980	235,009
LKQ Corp.	2,841,312	149,879
Pool Corp. (a)	437,151	138,240
		523,128
Hotels, Restaurants & Leisure - 2.1%
Booking Holdings, Inc. (b)	434,218	1,089,353
Caesars Entertainment, Inc. (b)	2,401,931	98,503
Carnival Corp. (a)(b)	11,218,225	125,981
Chipotle Mexican Grill, Inc. (b)	309,211	642,074
Darden Restaurants, Inc. (a)	1,362,410	215,969
Domino's Pizza, Inc.	396,269	114,859
Expedia, Inc. (a)(b)	1,654,807	158,382
Hilton Worldwide Holdings, Inc.	2,982,746	406,011
Las Vegas Sands Corp. (a)(b)	3,678,886	202,817
Marriott International, Inc. Class A	3,011,943	505,374
McDonald's Corp.	8,199,018	2,337,622
MGM Resorts International	3,522,230	138,388
Norwegian Cruise Line Holdings Ltd. (a)(b)	4,717,263	70,051
Royal Caribbean Cruises Ltd. (a)(b)	2,457,223	198,961
Starbucks Corp.	12,865,679	1,256,205
Wynn Resorts Ltd.	1,154,315	113,931
Yum! Brands, Inc.	3,134,420	403,369
		8,077,850
Household Durables - 0.4%
D.R. Horton, Inc. (a)	3,498,097	373,737
Garmin Ltd.	1,716,447	177,052
Lennar Corp. Class A (a)	2,838,207	304,029
Mohawk Industries, Inc. (a)(b)	590,315	54,333
Newell Brands, Inc.	4,213,278	35,012
NVR, Inc. (b)	33,873	188,138
PulteGroup, Inc.	2,525,417	166,880
Whirlpool Corp.	610,116	78,882
		1,378,063
Leisure Products - 0.0%
Hasbro, Inc.	1,453,333	86,255
Specialty Retail - 2.0%
Advance Auto Parts, Inc. (a)	663,311	48,349
AutoZone, Inc. (a)(b)	210,073	501,411
Bath & Body Works, Inc.	2,556,962	90,107
Best Buy Co., Inc.	2,204,451	160,197
CarMax, Inc. (a)(b)	1,768,968	127,737
Lowe's Companies, Inc. (a)	6,769,264	1,361,502
O'Reilly Automotive, Inc. (b)	698,002	630,512
Ross Stores, Inc.	3,855,011	399,456
The Home Depot, Inc.	11,409,136	3,233,920
TJX Companies, Inc.	12,935,130	993,289
Tractor Supply Co.	1,236,562	259,171
Ulta Beauty, Inc. (a)(b)	569,580	233,431
		8,039,082
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc. Class B	13,944,434	1,467,791
Ralph Lauren Corp. (a)	460,064	48,909
Tapestry, Inc.	2,642,724	105,762
VF Corp.	3,698,156	63,682
		1,686,144
TOTAL CONSUMER DISCRETIONARY		39,751,770
CONSUMER STAPLES - 6.9%
Beverages - 1.8%
Brown-Forman Corp. Class B (non-vtg.)	2,047,133	126,451
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,817,495	441,597
Keurig Dr. Pepper, Inc.	9,512,418	296,026
Molson Coors Beverage Co. Class B	2,104,473	130,162
Monster Beverage Corp.	8,527,258	499,868
PepsiCo, Inc.	15,417,445	2,811,371
The Coca-Cola Co.	43,569,146	2,599,335
		6,904,810
Consumer Staples Distribution & Retail - 1.9%
Costco Wholesale Corp.	4,967,262	2,541,053
Dollar General Corp. (a)	2,502,778	503,284
Dollar Tree, Inc. (a)(b)	2,327,452	313,927
Kroger Co.	7,291,984	330,546
Sysco Corp. (a)	5,682,300	397,477
Target Corp.	5,152,877	674,666
Walgreens Boots Alliance, Inc. (a)	8,013,802	243,379
Walmart, Inc.	15,698,255	2,305,603
		7,309,935
Food Products - 1.1%
Archer Daniels Midland Co.	6,124,097	432,667
Bunge Ltd.	1,676,916	155,349
Campbell Soup Co. (a)	2,246,077	113,539
Conagra Brands, Inc.	5,335,494	186,049
General Mills, Inc.	6,600,316	555,483
Hormel Foods Corp. (a)	3,241,942	124,004
Kellogg Co.	2,865,319	191,317
Lamb Weston Holdings, Inc.	1,610,545	179,093
McCormick & Co., Inc. (non-vtg.)	2,806,663	240,615
Mondelez International, Inc.	15,261,349	1,120,336
The Hershey Co. (a)	1,645,224	427,265
The J.M. Smucker Co. (a)	1,193,756	174,993
The Kraft Heinz Co.	8,913,004	340,655
Tyson Foods, Inc. Class A	3,197,292	161,911
		4,403,276
Household Products - 1.4%
Church & Dwight Co., Inc.	2,729,948	252,384
Colgate-Palmolive Co.	9,349,673	695,429
Kimberly-Clark Corp.	3,778,172	507,333
Procter & Gamble Co.	26,409,112	3,763,298
The Clorox Co.	1,382,784	218,729
		5,437,173
Personal Care Products - 0.1%
Estee Lauder Companies, Inc. Class A	2,593,486	477,279
Tobacco - 0.6%
Altria Group, Inc.	19,987,889	887,862
Philip Morris International, Inc.	17,353,874	1,562,022
		2,449,884
TOTAL CONSUMER STAPLES		26,982,357
ENERGY - 4.2%
Energy Equipment & Services - 0.3%
Baker Hughes Co. Class A (a)	11,261,529	306,877
Halliburton Co.	10,120,611	289,956
Schlumberger Ltd.	15,898,096	680,915
		1,277,748
Oil, Gas & Consumable Fuels - 3.9%
APA Corp. (a)	3,599,125	114,380
Chevron Corp. (a)	19,914,183	2,999,474
ConocoPhillips Co.	13,700,286	1,360,438
Coterra Energy, Inc.	8,826,387	205,213
Devon Energy Corp.	7,317,749	337,348
Diamondback Energy, Inc. (a)	2,057,288	261,584
EOG Resources, Inc.	6,575,445	705,479
EQT Corp. (a)	4,108,847	142,865
Exxon Mobil Corp.	46,098,374	4,710,332
Hess Corp.	3,106,179	393,460
Kinder Morgan, Inc. (a)	22,145,165	356,759
Marathon Oil Corp.	7,109,188	157,540
Marathon Petroleum Corp.	5,082,240	533,178
Occidental Petroleum Corp.	8,139,769	469,339
ONEOK, Inc. (a)	5,003,365	283,491
Phillips 66 Co.	5,216,572	477,890
Pioneer Natural Resources Co.	2,659,769	530,464
Targa Resources Corp.	2,534,125	172,447
The Williams Companies, Inc.	13,634,729	390,771
Valero Energy Corp. (a)	4,315,683	461,951
		15,064,403
TOTAL ENERGY		16,342,151
FINANCIALS - 12.5%
Banks - 3.0%
Bank of America Corp.	78,131,216	2,171,266
Citigroup, Inc. (a)	21,681,834	960,939
Citizens Financial Group, Inc.	5,513,129	142,128
Comerica, Inc.	1,466,093	52,926
Fifth Third Bancorp (a)	7,650,075	185,667
Huntington Bancshares, Inc.	16,154,241	166,550
JPMorgan Chase & Co.	32,835,354	4,456,086
KeyCorp	10,447,986	97,584
M&T Bank Corp.	1,895,038	225,813
PNC Financial Services Group, Inc.	4,488,935	519,953
Regions Financial Corp.	10,455,542	180,567
Truist Financial Corp.	14,852,994	452,571
U.S. Bancorp (a)	15,596,084	466,323
Wells Fargo & Co.	42,656,010	1,698,136
Zions Bancorp NA (a)	1,674,879	45,707
		11,822,216
Capital Markets - 2.7%
Ameriprise Financial, Inc. (a)	1,178,766	351,826
Bank of New York Mellon Corp.	8,233,842	331,000
BlackRock, Inc. Class A	1,676,423	1,102,332
Cboe Global Markets, Inc.	1,187,521	157,252
Charles Schwab Corp.	17,074,877	899,675
CME Group, Inc.	4,026,891	719,807
FactSet Research Systems, Inc.	428,207	164,813
Franklin Resources, Inc. (a)	3,192,677	76,656
Goldman Sachs Group, Inc.	3,790,803	1,227,841
Intercontinental Exchange, Inc.	6,255,978	662,821
Invesco Ltd. (a)	5,091,198	73,211
MarketAxess Holdings, Inc. (a)	421,322	114,772
Moody's Corp.	1,763,693	558,879
Morgan Stanley (a)	14,625,433	1,195,775
MSCI, Inc. (a)	895,101	421,172
NASDAQ, Inc.	3,794,703	210,037
Northern Trust Corp.	2,333,220	167,805
Raymond James Financial, Inc. (a)	2,169,656	196,028
S&P Global, Inc.	3,685,183	1,354,047
State Street Corp.	3,907,100	265,761
T. Rowe Price Group, Inc.	2,510,895	269,068
		10,520,578
Consumer Finance - 0.5%
American Express Co. (a)	6,664,613	1,056,741
Capital One Financial Corp.	4,268,404	444,810
Discover Financial Services	2,988,894	307,079
Synchrony Financial	4,892,333	151,467
		1,960,097
Financial Services - 4.2%
Berkshire Hathaway, Inc. Class B (b)	20,169,107	6,475,897
Fidelity National Information Services, Inc.	6,642,495	362,481
Fiserv, Inc. (a)(b)	7,108,732	797,529
FleetCor Technologies, Inc. (a)(b)	825,607	187,041
Global Payments, Inc.	2,945,032	287,700
Jack Henry & Associates, Inc. (a)	817,088	124,925
MasterCard, Inc. Class A (a)	9,444,906	3,447,580
PayPal Holdings, Inc. (a)(b)	12,664,998	785,103
Visa, Inc. Class A	18,190,320	4,020,606
		16,488,862
Insurance - 2.1%
AFLAC, Inc.	6,267,532	402,438
Allstate Corp.	2,944,116	319,289
American International Group, Inc.	8,317,179	439,397
Aon PLC (a)	2,299,322	708,858
Arch Capital Group Ltd. (b)	4,140,493	288,592
Arthur J. Gallagher & Co.	2,374,256	475,635
Assurant, Inc. (a)	591,410	70,963
Brown & Brown, Inc.	2,631,304	164,009
Chubb Ltd.	4,646,217	863,267
Cincinnati Financial Corp.	1,759,576	169,799
Everest Re Group Ltd.	479,959	163,196
Globe Life, Inc.	1,012,654	104,486
Hartford Financial Services Group, Inc.	3,527,346	241,694
Lincoln National Corp.	1,723,768	36,061
Loews Corp.	2,183,442	122,273
Marsh & McLennan Companies, Inc.	5,541,209	959,627
MetLife, Inc.	7,377,852	365,573
Principal Financial Group, Inc.	2,547,337	166,749
Progressive Corp.	6,547,582	837,501
Prudential Financial, Inc. (a)	4,119,523	324,165
The Travelers Companies, Inc.	2,587,015	437,826
W.R. Berkley Corp. (a)	2,280,297	126,967
Willis Towers Watson PLC	1,195,066	261,540
		8,049,905
TOTAL FINANCIALS		48,841,658
HEALTH CARE - 13.7%
Biotechnology - 2.1%
AbbVie, Inc.	19,797,014	2,731,196
Amgen, Inc.	5,977,520	1,318,940
Biogen, Inc. (a)(b)	1,611,999	477,813
Gilead Sciences, Inc.	13,959,368	1,074,034
Incyte Corp. (b)	2,071,641	127,510
Moderna, Inc. (a)(b)	3,698,558	472,343
Regeneron Pharmaceuticals, Inc. (a)(b)	1,203,472	885,226
Vertex Pharmaceuticals, Inc. (b)	2,877,969	931,224
		8,018,286
Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	19,518,195	1,990,856
Align Technology, Inc. (a)(b)	813,205	229,861
Baxter International, Inc.	5,649,479	230,047
Becton, Dickinson & Co.	3,178,101	768,338
Boston Scientific Corp. (b)	16,033,805	825,420
Dentsply Sirona, Inc. (a)	2,405,804	86,898
DexCom, Inc. (a)(b)	4,325,658	507,227
Edwards Lifesciences Corp. (a)(b)	6,921,024	582,958
GE Healthcare Holding LLC	4,064,627	323,178
Hologic, Inc. (b)	2,760,016	217,738
IDEXX Laboratories, Inc. (a)(b)	927,083	430,880
Insulet Corp. (a)(b)	777,437	213,212
Intuitive Surgical, Inc. (b)	3,922,392	1,207,469
Medtronic PLC (a)	14,890,515	1,232,339
ResMed, Inc.	1,644,552	346,655
STERIS PLC	1,111,421	222,251
Stryker Corp.	3,774,286	1,040,118
Teleflex, Inc. (a)	525,083	123,263
The Cooper Companies, Inc.	552,487	205,265
Zimmer Biomet Holdings, Inc.	2,349,159	299,142
		11,083,115
Health Care Providers & Services - 3.0%
AmerisourceBergen Corp. (a)	1,811,320	308,196
Cardinal Health, Inc.	2,884,105	237,362
Centene Corp. (b)	6,165,336	384,779
Cigna Group	3,343,487	827,212
CVS Health Corp.	14,374,815	977,919
DaVita HealthCare Partners, Inc. (b)	615,253	57,631
Elevance Health, Inc.	2,673,527	1,197,259
HCA Holdings, Inc.	2,373,627	627,089
Henry Schein, Inc. (b)	1,517,375	112,134
Humana, Inc.	1,399,015	702,124
Laboratory Corp. of America Holdings	991,821	210,792
McKesson Corp.	1,532,944	599,136
Molina Healthcare, Inc. (b)	653,751	179,062
Quest Diagnostics, Inc. (a)	1,242,575	164,828
UnitedHealth Group, Inc.	10,459,439	5,096,257
Universal Health Services, Inc. Class B	718,197	94,895
		11,776,675
Life Sciences Tools & Services - 1.6%
Agilent Technologies, Inc.	3,311,962	383,095
Bio-Rad Laboratories, Inc. Class A (b)	241,033	89,990
Bio-Techne Corp. (a)	1,760,595	143,999
Charles River Laboratories International, Inc. (a)(b)	569,558	110,141
Danaher Corp.	7,337,567	1,684,852
Illumina, Inc. (b)	1,760,873	346,276
IQVIA Holdings, Inc. (b)	2,078,791	409,335
Mettler-Toledo International, Inc. (b)	247,462	327,113
Revvity, Inc.	1,414,028	163,066
Thermo Fisher Scientific, Inc.	4,390,383	2,232,334
Waters Corp. (a)(b)	665,035	167,070
West Pharmaceutical Services, Inc.	828,752	277,325
		6,334,596
Pharmaceuticals - 4.2%
Bristol-Myers Squibb Co.	23,801,002	1,533,737
Catalent, Inc. (a)(b)	2,015,994	75,055
Eli Lilly & Co.	8,828,407	3,791,448
Johnson & Johnson	29,267,476	4,538,215
Merck & Co., Inc.	28,382,136	3,133,672
Organon & Co.	2,847,445	55,212
Pfizer, Inc.	62,837,470	2,389,081
Viatris, Inc. (a)	13,575,250	124,214
Zoetis, Inc. Class A (a)	5,217,378	850,485
		16,491,119
TOTAL HEALTH CARE		53,703,791
INDUSTRIALS - 8.2%
Aerospace & Defense - 1.7%
Axon Enterprise, Inc. (a)(b)	756,815	145,997
General Dynamics Corp.	2,519,096	514,349
Howmet Aerospace, Inc.	4,121,807	176,207
Huntington Ingalls Industries, Inc. (a)	446,163	89,848
L3Harris Technologies, Inc.	2,131,439	374,963
Lockheed Martin Corp.	2,543,519	1,129,348
Northrop Grumman Corp.	1,610,530	701,370
Raytheon Technologies Corp. (a)	16,399,236	1,511,026
Textron, Inc.	2,337,060	144,594
The Boeing Co. (b)	6,295,099	1,294,902
TransDigm Group, Inc. (a)	580,630	449,204
		6,531,808
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	1,317,678	124,573
Expeditors International of Washington, Inc.	1,781,427	196,509
FedEx Corp.	2,599,388	566,615
United Parcel Service, Inc. Class B (a)	8,169,881	1,364,370
		2,252,067
Building Products - 0.4%
A.O. Smith Corp.	1,420,229	90,809
Allegion PLC	983,369	102,998
Carrier Global Corp. (a)	9,338,193	381,932
Johnson Controls International PLC	7,693,110	459,279
Masco Corp.	2,521,005	121,815
Trane Technologies PLC	2,564,347	418,578
		1,575,411
Commercial Services & Supplies - 0.5%
Cintas Corp.	966,935	456,529
Copart, Inc. (a)(b)	4,798,685	420,317
Republic Services, Inc.	2,299,330	325,654
Rollins, Inc.	2,591,069	101,881
Waste Management, Inc.	4,157,789	673,229
		1,977,610
Construction & Engineering - 0.1%
Quanta Services, Inc.	1,599,686	284,072
Electrical Equipment - 0.5%
AMETEK, Inc.	2,570,830	372,950
Eaton Corp. PLC (a)	4,451,998	783,106
Emerson Electric Co.	6,396,457	496,877
Generac Holdings, Inc. (a)(b)	709,231	77,249
Rockwell Automation, Inc. (a)	1,284,911	357,976
		2,088,158
Ground Transportation - 0.8%
CSX Corp.	23,535,119	721,822
J.B. Hunt Transport Services, Inc.	929,070	155,127
Norfolk Southern Corp.	2,549,872	530,832
Old Dominion Freight Lines, Inc.	1,014,156	314,835
Union Pacific Corp.	6,849,528	1,318,671
		3,041,287
Industrial Conglomerates - 0.8%
3M Co.	6,162,488	575,022
General Electric Co. (a)	12,193,870	1,238,044
Honeywell International, Inc.	7,479,409	1,433,055
		3,246,121
Machinery - 1.6%
Caterpillar, Inc.	5,825,646	1,198,627
Cummins, Inc.	1,581,763	323,328
Deere & Co.	3,027,099	1,047,316
Dover Corp.	1,563,999	208,528
Fortive Corp.	3,950,492	257,217
IDEX Corp.	844,290	168,149
Illinois Tool Works, Inc. (a)	3,107,687	679,744
Ingersoll Rand, Inc. (a)	4,532,888	256,833
Nordson Corp. (a)	601,678	131,124
Otis Worldwide Corp.	4,644,194	369,260
PACCAR, Inc.	5,843,454	401,913
Parker Hannifin Corp.	1,435,854	460,105
Pentair PLC	1,841,451	102,145
Snap-On, Inc.	594,578	147,967
Stanley Black & Decker, Inc.	1,656,118	124,159
Westinghouse Air Brake Tech Co.	2,035,897	188,585
Xylem, Inc.	2,674,392	267,974
		6,332,974
Passenger Airlines - 0.2%
Alaska Air Group, Inc. (b)	1,427,647	64,144
American Airlines Group, Inc. (a)(b)	7,283,527	107,651
Delta Air Lines, Inc. (a)(b)	7,178,258	260,786
Southwest Airlines Co. (a)	6,652,666	198,715
United Airlines Holdings, Inc. (b)	3,659,750	173,710
		805,006
Professional Services - 0.8%
Automatic Data Processing, Inc.	4,638,406	969,380
Broadridge Financial Solutions, Inc.	1,317,499	193,303
Ceridian HCM Holding, Inc. (a)(b)	1,722,332	106,526
CoStar Group, Inc. (a)(b)	4,552,634	361,479
Equifax, Inc.	1,371,309	286,082
Jacobs Solutions, Inc.	1,418,484	155,466
Leidos Holdings, Inc.	1,530,158	119,444
Paychex, Inc.	3,591,325	376,838
Paycom Software, Inc.	539,766	151,205
Robert Half International, Inc.	1,205,611	78,389
Verisk Analytics, Inc.	1,750,663	383,588
		3,181,700
Trading Companies & Distributors - 0.2%
Fastenal Co.	6,390,119	344,108
United Rentals, Inc.	776,440	259,168
W.W. Grainger, Inc.	503,419	326,729
		930,005
TOTAL INDUSTRIALS		32,246,219
INFORMATION TECHNOLOGY - 28.0%
Communications Equipment - 0.9%
Arista Networks, Inc. (a)(b)	2,770,762	460,889
Cisco Systems, Inc. (a)	45,987,585	2,284,203
F5, Inc. (b)	673,017	99,324
Juniper Networks, Inc.	3,626,528	110,138
Motorola Solutions, Inc.	1,871,730	527,678
		3,482,232
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp. Class A	6,656,214	502,211
CDW Corp. (a)	1,515,616	260,216
Corning, Inc.	8,521,482	262,547
Keysight Technologies, Inc. (b)	1,996,446	323,025
TE Connectivity Ltd.	3,542,530	433,889
Teledyne Technologies, Inc. (b)	524,691	203,921
Trimble, Inc. (a)(b)	2,760,812	128,847
Zebra Technologies Corp. Class A (a)(b)	577,965	151,756
		2,266,412
IT Services - 1.2%
Accenture PLC Class A (a)	7,049,536	2,156,594
Akamai Technologies, Inc. (b)	1,760,225	162,152
Cognizant Technology Solutions Corp. Class A	5,697,926	356,063
DXC Technology Co. (a)(b)	2,548,757	63,795
EPAM Systems, Inc. (a)(b)	643,821	165,217
Gartner, Inc. (b)	884,623	303,302
IBM Corp.	10,121,113	1,301,474
VeriSign, Inc. (b)	1,025,527	229,021
		4,737,618
Semiconductors & Semiconductor Equipment - 7.2%
Advanced Micro Devices, Inc. (b)	18,049,293	2,133,607
Analog Devices, Inc.	5,673,929	1,008,200
Applied Materials, Inc.	9,437,719	1,258,048
Broadcom, Inc.	4,677,966	3,779,609
Enphase Energy, Inc. (a)(b)	1,521,582	264,573
First Solar, Inc. (b)	1,109,849	225,255
Intel Corp.	46,311,068	1,456,020
KLA Corp.	1,550,195	686,721
Lam Research Corp.	1,510,522	931,539
Microchip Technology, Inc.	6,132,225	461,511
Micron Technology, Inc.	12,215,029	833,065
Monolithic Power Systems, Inc. (a)	500,966	245,428
NVIDIA Corp.	27,538,126	10,418,775
NXP Semiconductors NV	2,900,850	519,542
onsemi (b)	4,835,605	404,257
Qorvo, Inc. (b)	1,118,195	108,756
Qualcomm, Inc.	12,481,712	1,415,551
Skyworks Solutions, Inc.	1,779,614	184,208
SolarEdge Technologies, Inc. (a)(b)	625,709	178,221
Teradyne, Inc. (a)	1,743,591	174,690
Texas Instruments, Inc.	10,144,397	1,763,908
		28,451,484
Software - 10.3%
Adobe, Inc. (b)	5,124,778	2,141,081
ANSYS, Inc. (b)	975,163	315,553
Autodesk, Inc. (b)	2,415,373	481,601
Cadence Design Systems, Inc. (b)	3,070,792	709,077
Fair Isaac Corp. (a)(b)	281,594	221,803
Fortinet, Inc. (b)	7,258,713	495,988
Gen Digital, Inc.	6,367,637	111,688
Intuit, Inc. (a)	3,144,776	1,318,039
Microsoft Corp.	83,328,625	27,364,287
Oracle Corp.	17,204,212	1,822,614
PTC, Inc. (a)(b)	1,191,492	160,137
Roper Technologies, Inc.	1,187,184	539,243
Salesforce, Inc. (b)	11,194,360	2,500,596
ServiceNow, Inc. (a)(b)	2,272,455	1,237,988
Synopsys, Inc. (a)(b)	1,706,211	776,258
Tyler Technologies, Inc. (a)(b)	466,133	185,036
		40,380,989
Technology Hardware, Storage & Peripherals - 7.8%
Apple, Inc.	166,489,573	29,510,272
Hewlett Packard Enterprise Co.	14,349,122	206,914
HP, Inc.	9,675,153	281,160
NetApp, Inc.	2,413,204	160,116
Seagate Technology Holdings PLC (a)	2,149,656	129,194
Western Digital Corp. (a)(b)	3,574,607	138,445
		30,426,101
TOTAL INFORMATION TECHNOLOGY		109,744,836
MATERIALS - 2.4%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	2,486,077	669,103
Albemarle Corp. (a)	1,311,452	253,805
Celanese Corp. Class A (a)	1,116,680	116,157
CF Industries Holdings, Inc.	2,196,212	135,089
Corteva, Inc.	7,979,593	426,828
Dow, Inc.	7,890,670	384,907
DuPont de Nemours, Inc.	5,128,400	344,577
Eastman Chemical Co.	1,329,890	102,521
Ecolab, Inc. (a)	2,773,966	457,843
FMC Corp.	1,410,110	146,764
International Flavors & Fragrances, Inc.	2,854,136	220,596
Linde PLC	5,513,592	1,949,937
LyondellBasell Industries NV Class A	2,843,219	243,209
PPG Industries, Inc.	2,630,975	345,421
Sherwin-Williams Co. (a)	2,639,856	601,306
The Mosaic Co.	3,811,469	121,815
		6,519,878
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	695,069	276,665
Vulcan Materials Co.	1,487,809	290,867
		567,532
Containers & Packaging - 0.2%
Amcor PLC	16,632,373	160,336
Avery Dennison Corp.	906,397	146,048
Ball Corp.	3,514,135	179,783
International Paper Co.	3,981,502	117,215
Packaging Corp. of America	1,035,860	128,478
Sealed Air Corp.	1,619,354	61,293
WestRock Co.	2,850,667	79,847
		873,000
Metals & Mining - 0.4%
Freeport-McMoRan, Inc. (a)	16,000,403	549,454
Newmont Corp.	8,885,400	360,303
Nucor Corp. (a)	2,832,173	374,017
Steel Dynamics, Inc.	1,867,136	171,590
		1,455,364
TOTAL MATERIALS		9,415,774
REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 2.3%
Alexandria Real Estate Equities, Inc.	1,763,215	200,054
American Tower Corp.	5,212,163	961,331
AvalonBay Communities, Inc.	1,566,058	272,463
Boston Properties, Inc.	1,596,874	77,720
Camden Property Trust (SBI)	1,232,891	128,800
Crown Castle International Corp.	4,847,155	548,746
Digital Realty Trust, Inc.	3,218,623	329,780
Equinix, Inc.	1,035,904	772,318
Equity Residential (SBI)	3,812,656	231,809
Essex Property Trust, Inc.	723,212	156,257
Extra Space Storage, Inc.	1,499,171	216,285
Federal Realty Investment Trust (SBI)	819,623	72,291
Healthpeak Properties, Inc.	6,120,889	122,173
Host Hotels & Resorts, Inc.	8,004,288	132,871
Invitation Homes, Inc.	6,502,129	220,292
Iron Mountain, Inc.	3,254,360	173,848
Kimco Realty Corp.	6,923,536	127,255
Mid-America Apartment Communities, Inc.	1,292,725	190,108
Prologis (REIT), Inc.	10,333,285	1,287,011
Public Storage	1,769,539	501,310
Realty Income Corp.	7,020,581	417,303
Regency Centers Corp.	1,724,051	97,012
SBA Communications Corp. Class A	1,208,609	268,045
Simon Property Group, Inc.	3,659,947	384,843
UDR, Inc.	3,461,896	137,333
Ventas, Inc.	4,477,680	193,167
VICI Properties, Inc.	11,235,670	347,519
Welltower, Inc.	5,289,568	394,655
Weyerhaeuser Co.	8,203,162	235,103
		9,197,702
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)(b)	3,536,848	264,981
TOTAL REAL ESTATE		9,462,683
UTILITIES - 2.7%
Electric Utilities - 1.8%
Alliant Energy Corp. (a)	2,810,032	144,604
American Electric Power Co., Inc. (a)	5,752,378	478,138
Constellation Energy Corp. (a)	3,660,757	307,577
Duke Energy Corp.	8,619,646	769,648
Edison International	4,274,847	288,638
Entergy Corp.	2,277,875	223,687
Evergy, Inc.	2,569,511	148,646
Eversource Energy	3,899,077	269,933
Exelon Corp.	11,124,301	441,079
FirstEnergy Corp.	6,080,393	227,346
NextEra Energy, Inc.	22,245,035	1,634,120
NRG Energy, Inc. (a)	2,579,004	87,145
PG&E Corp. (b)	18,023,334	305,315
Pinnacle West Capital Corp.	1,266,530	97,877
PPL Corp.	8,242,614	215,956
Southern Co. (a)	12,186,990	850,043
Xcel Energy, Inc.	6,126,095	399,973
		6,889,725
Gas Utilities - 0.0%
Atmos Energy Corp. (a)	1,602,619	184,750
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	7,477,281	147,602
Multi-Utilities - 0.8%
Ameren Corp.	2,893,989	234,616
CenterPoint Energy, Inc.	7,047,256	198,803
CMS Energy Corp.	3,260,515	189,045
Consolidated Edison, Inc.	3,972,467	370,631
Dominion Energy, Inc.	9,327,973	469,010
DTE Energy Co.	2,168,819	233,365
NiSource, Inc.	4,546,412	122,253
Public Service Enterprise Group, Inc.	5,585,429	333,729
Sempra Energy	3,518,754	505,047
WEC Energy Group, Inc.	3,531,096	308,441
		2,964,940
Water Utilities - 0.1%
American Water Works Co., Inc.	2,160,144	312,033
TOTAL UTILITIES		10,499,050
TOTAL COMMON STOCKS (Cost $224,803,329)		391,285,008

U.S. Treasury Obligations - 0.0%
	Principal Amount (c) (000s)	Value ($) (000s)
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (d) (Cost $84,698)	85,000	84,666

Money Market Funds - 0.5%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.14% (e)	400,729,752	400,810
Fidelity Securities Lending Cash Central Fund 5.14% (e)(f)	1,657,611,383	1,657,777
TOTAL MONEY MARKET FUNDS (Cost $2,058,580)		2,058,587

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $226,946,607)	393,428,261
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(1,318,536)
NET ASSETS - 100.0%	392,109,725

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	3,810	Jun 2023	798,290	51,305	51,305

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $43,063,000.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	119,234	4,185,356	3,903,780	7,316	-	-	400,810	1.0%
Fidelity Securities Lending Cash Central Fund 5.14%	1,543,008	2,529,422	2,414,653	931	-	-	1,657,777	5.7%
Total	1,662,242	6,714,778	6,318,433	8,247	-	-	2,058,587

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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